STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.2%
Aerospace & Defense - .3%
TransDigm, Gtd. Notes		6.38	6/15/2026	3,000,000		2,958,750
Collateralized Loan Obligations Debt - 4.6%
Babson CLO, Ser. 2015-1A, Cl. ER, 3 Month LIBOR +5.50%		8.09	1/20/2031	3,000,000	[b,c]	2,735,211
Babson CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		8.10	4/15/2031	2,900,000	[b,c]	2,748,320
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	2,068,165
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		7.99	4/17/2031	4,000,000	[b,c]	3,672,648
Catamaran CLO, Ser. 2015-1A, Cl. E, 3 Month LIBOR +5.15%		7.74	4/22/2027	3,000,000	[b,c]	2,892,489
CIFC Funding CLO, Ser. 2012-2RA, Cl. D, 3 Month LIBOR +5.45%		8.04	1/20/2028	1,000,000	[b,c]	969,895
CIFC Funding CLO, Ser. 2014-3A, Cl. ER2, 3 Month LIBOR +6.10%		8.69	10/22/2031	2,000,000	[b,c]	1,927,257
Dryden 37 Senior Loan Fund CLO, Ser. 2015-37A, Cl. ER, 3 Month LIBOR +5.15%		7.75	1/15/2031	5,000,000	[b,c]	4,651,082
GoldenTree Loan Management US CLO 2, Ser. 2017-2A, Cl. E, 3 Month LIBOR +4.70%		7.29	11/28/2030	1,984,000	[b,c]	1,873,582
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.60	7/16/2031	1,250,000	[b,c]	1,158,411
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		9.11	10/17/2030	2,000,000	[b,c]	1,929,440
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.64	4/17/2031	4,000,000	[b,c]	3,808,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.2% (continued)
Collateralized Loan Obligations Debt - 4.6% (continued)
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%	8.37	5/20/2031	1,500,000	[b,c]	1,432,758
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%	8.85	4/18/2031	3,000,000	[b,c]	2,875,493
TICP CLO IX, Ser. 2017-9A, Cl. E, 3 Month LIBOR +5.60%	8.19	1/20/2031	5,000,000	[b,c]	4,701,123
TICP CLO X, Ser. 2018-10A, Cl. E, 3 Month LIBOR +5.50%	8.09	4/20/2031	3,000,000	[b,c]	2,798,218
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%	8.94	10/20/2031	2,000,000	[b,c]	1,917,302
				44,159,759
Consumer Discretionary - .2%
Scientific Games International, Gtd. Notes	8.25	3/15/2026	2,000,000	[c]	2,016,280
Diversified Financials - .3%
Nationstar Mortgage, Gtd. Notes	6.50	7/1/2021	3,000,000		2,986,560
Materials - .3%
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/2023	3,153,628	[c]	3,043,251
Real Estate - .2%
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	1,250,000	[c]	1,243,750
Retailing - .3%
Staples, Sr. Scd. Notes	7.50	4/15/2026	3,000,000	[c]	2,872,500
Total Bonds and Notes (cost $62,443,057)			59,280,850

Floating Rate Loan Interests - 87.6%
Advertising - 1.1%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.94	9/27/2024	5,003,782	[b]	4,928,726
Red Ventures, First Lien Initial Term B Loan, 1 Month LIBOR +3.00%	5.44	11/8/2024	5,781,060	[b]	5,779,701
				10,708,427
Automobiles & Components - 1.1%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%	7.94	12/12/2025	3,700,000	[b]	3,702,331

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Automobiles & Components - 1.1% (continued)
Panther Bf Aggregator 2, First Lien Term Loan, 1 Month LIBOR +3.50%	5.93	4/30/2026	3,854,608	[b]	3,835,316
UOS, Initial Term Loan, 1 Month LIBOR +5.50%	7.93	4/18/2023	2,721,953	[b]	2,749,173
				10,286,820
Building Materials - 1.0%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%	5.44	10/25/2023	5,301,542	[b]	4,935,417
Tamko Building Products, Term Loan, 1 Month LIBOR +3.25%	5.69	5/1/2026	4,694,549	[b]	4,682,812
				9,618,229
Chemicals - 2.8%
AgroFresh, Term Loan, 2- 3 Month LIBOR +4.75%	7.37	7/30/2021	1,881,579	[b]	1,843,947
Albaugh, Term B4 Loan, 1 Month LIBOR +4.50%	5.94	12/23/2024	395,625	[b]	383,098
Colouroz Investment 2, First Lien Term B-1 Loan, 2-3 Month LIBOR +3.00%	5.58	9/7/2021	4,111,480	[b]	3,844,234
Cyanco Intermediate, Term B-2 Loan, 2 Month LIBOR +3.50%	5.94	3/16/2025	3,482,904	[b]	3,479,995
Encapsys, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.69	11/7/2024	3,837,781	[b]	3,830,585
Encapsys, Second Lien Initial Term Loan, 3 Month LIBOR +7.50%	10.08	11/7/2025	1,405,477	[b]	1,380,881
Flint Group, First Lien Term C Loan, 2-3 Month LIBOR +3.00%	5.58	9/7/2021	730,300	[b]	682,831
OCI Partners, Term B Loan, 3 Month LIBOR +4.00%	6.60	3/13/2025	4,672,513	[b]	4,672,513
Oxea, Term B-2 Loan, 3 Month LIBOR +3.50%	6.13	10/14/2024	3,342,051	[b]	3,345,193
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR +4.75%	7.35	10/15/2025	3,544,879	[b]	3,465,120
				26,928,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Commercial & Professional Services - 9.8%
Allied Universal Holdco, Incremental Term Loan, 1 Month LIBOR +4.25%	6.69	7/28/2022	4,046,745	[b]	4,016,395
AVSC Holding, 2017 Replacement First Lien Term Loan, 3 Month LIBOR +7.25%	9.99	9/1/2025	1,061,750	[b]	1,021,934
AVSC Holding, Second Lien Initial Loan, 3 Month LIBOR +7.25%	5.79	3/3/2025	5,862,363	[b]	5,723,132
Camelot Finance, First Lien Term Loan, 1 Month LIBOR +3.50%	5.68	10/3/2023	7,580	[b]	7,585
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	6.44	2/9/2026	1,377,784	[b]	1,388,117
CHG Healthcare Services, 2017 Refinancing Term Loan, 1 Month LIBOR +3.50%	5.44	6/7/2023	4,134,969	[b]	4,130,544
Constellis Holdings, First Lien Initial Term B Loan, 2-3 Month LIBOR +5.00%	7.58	4/19/2024	5,256,375	[b]	4,441,637
Creative Artists Agency, Term Loan, 1 Month LIBOR +3.00%	5.43	2/15/2024	5,069,253	[b]	5,058,481
Electro Rent, Tranche B Term Loan, 3 Month LIBOR +5.00%	7.54	1/31/2024	2,481,976	[b]	2,495,937
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%	7.10	4/18/2025	2,963,123	[b]	2,964,353
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	6.56	10/19/2023	2,470,626	[b]	2,421,213
Legalzoom.Com, First Lien Initial Term B Loan, 1 Month LIBOR +4.50%	6.93	11/21/2024	2,394,000	[b]	2,408,962
Lineage Logistics, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.44	2/27/2025	3,338,410	[b]	3,313,389
National Intergovernmental, First Lien Term Loan, 3 Month LIBOR +3.60%	6.20	5/23/2025	4,083,901	[b]	4,043,082
Packers Holdings, Term 11/17 Loan, 1 Month LIBOR +4.75%	5.44	12/4/2024	5,685,587	[b]	5,629,641
Parexel International, Term Loan B, 1 Month LIBOR +2.75%	5.19	9/27/2024	3,847,615	[b]	3,666,450

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Commercial & Professional Services - 9.8% (continued)
PI Lux Finco, Facility B-2 Term Loan, 1 Month EURIBOR +3.00% @ Floor	EUR	3.00	1/3/2025	2,000,000	[b]	2,210,091
PI Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		9.69	12/22/2025	1,250,000	[b]	1,225,000
PI US Mergerco, Facility B-1 Term Loan, 1 Month LIBOR +3.25%		5.69	1/3/2025	2,706,303	[b]	2,677,211
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.69	5/1/2025	3,798,386	[b]	3,800,760
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.69	10/1/2025	2,321,856	[b]	2,321,496
Swordfish Merger Sub., First Lien Initial Term Loan, 1 Month LIBOR +3.00%		5.47	2/3/2025	4,738,995	[b]	4,620,521
Transaction Network Services, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		6.59	8/14/2022	3,618,472	[b]	3,592,238
USS Ultimate Holdings, Tranche B Term Loan, 1 Month LIBOR +3.75%		6.19	8/26/2024	3,055,252	[b]	3,061,363
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.94	8/27/2025	6,985,613	[b]	7,001,330
Wand Newco 3, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		5.97	2/5/2026	5,590,000	[b]	5,610,264
Weight Watchers International, Term Loan, 1 Month LIBOR +3.50%		7.35	11/29/2024	5,640,724	[b]	5,547,652
					94,398,778
Consumer Discretionary - 3.8%
AP Gaming I, First Lien Initial Term B Loan, 1 Month LIBOR +3.50%		5.94	2/15/2024	5,607,676	[b]	5,604,872
Hayward Industries, Term Loan, 1 Month LIBOR +3.50%		5.94	8/5/2024	5,427,109	[b]	5,316,884
Scientific Games International, Amendment No 7 Refinancing Term Loan, 1 Month LIBOR +3.00%		5.20	8/14/2024	4,492,443	[b]	4,427,887
SESAC Holdco II, First Lien Initial Term Loan, 1 Month LIBOR +3.00%		5.44	2/23/2024	2,940,000	[b]	2,903,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Consumer Discretionary - 3.8% (continued)
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%	6.10	7/10/2025	4,495,467	[b]	4,502,143
Technicolor, First Incremental Term Loan, 3 Month LIBOR +2.75%	5.27	12/6/2023	2,346,000	[b]	2,099,670
Varsity Brands Holding, First Lien Term B Loan, 1 Month LIBOR +3.75%	5.94	12/16/2024	3,646,024	[b]	3,594,980
William Morris Endeavor Entertainment, New Term B-1 Loan, 3 Month LIBOR +2.75%	5.36	5/19/2025	3,230,713	[b]	3,141,868
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%	7.44	7/11/2025	5,233,750	[b]	4,939,352
				36,530,906
Consumer Staples - .4%
KIK Custom Products, Dollar Term B-3 Loan, 1 Month LIBOR +3.25%	6.43	5/15/2023	4,100,000	[b]	3,891,597
Diversified Financials - 3.1%
BHN Merger Sub., First Lien Term Loan, 1 Month LIBOR +3.00%	5.44	6/15/2025	6,186,447	[b]	6,129,996
Capital Automotive, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR +6.00%	8.44	3/24/2025	2,133,166	[b]	2,144,898
HNC Holdings, First Lien Term Loan, 1 Month LIBOR +3.25%	6.44	10/5/2023	2,351,954	[b]	2,352,695
Masergy Communications, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.85	12/15/2023	2,797,110	[b]	2,758,650
PGX Holdings, First Lien Term B Loan, 1 Month LIBOR +5.25%	7.69	9/29/2020	1,648,119	[b]	1,565,713
TKC Holdings, First Lien Term Loan, 1 Month LIBOR +3.75%	6.19	2/1/2023	4,931,402	[b]	4,902,899
TKC Holdings, Second Lien Term Loan, 1 Month LIBOR +10.44%	10.44	2/1/2024	1,224,564	[b]	1,216,341
Ufc Holdings, Term Loan B, 1 Month LIBOR +3.25%	5.69	4/29/2026	3,364,249	[b]	3,364,064

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Diversified Financials - 3.1% (continued)
VFH Parent, First Lien Term Loan, 3 Month LIBOR +3.50%	6.13	3/1/2026	5,413,961	[b]	5,427,496
				29,862,752
Energy - 5.7%
Bison Midstream Holdings, Term Loan, 1 Month LIBOR +4.00%	6.44	5/21/2025	5,156,902	[b]	4,920,020
California Resources, First Lien Term Loan, 1 Month LIBOR +3.25%	7.18	12/31/2022	2,964,815	[b]	2,831,398
Centurion Pipeline, First Lien Initial Term B Loan, 3 Month LIBOR +3.25%	5.85	9/29/2025	1,795,500	[b]	1,800,276
Gavilan Resources, Second Lien Term Loan, 1 Month LIBOR +6.00%	8.43	3/1/2024	4,935,000	[b]	3,380,475
GIP III Stetson I, Term Loan, 1 Month LIBOR +4.25%	6.69	7/18/2025	6,114,091	[b]	6,126,839
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR +3.50%	6.09	12/20/2021	5,321,266	[b]	5,335,394
Granite Acquisition, First Lien Term C Loan, 3 Month LIBOR +3.50%	6.10	12/20/2021	407,755	[b]	408,837
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.85	12/19/2022	469,366	[b]	470,011
Iea Energy Services, Initial Term Loan, 3 Month LIBOR +8.25%	10.77	5/19/2025	2,308,043	[b]	2,192,640
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	6.44	5/8/2026	6,133,792	[b]	6,131,891
Lucid Energy Group II Borrower, First Lien Term B-3 Loan, 1 Month LIBOR +2.75%	5.43	2/17/2025	6,713,764	[b]	6,531,922
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%	6.13	11/14/2025	3,546,542	[b]	3,546,542
Oxbow Carbon, New Term Loan, 1 Month LIBOR +3.00%	9.94	1/4/2024	2,107,143	[b]	2,113,074
Oxbow Carbon, Term Loan (Second Lien ), 1 Month LIBOR +7.50%	6.19	1/4/2023	3,895,815	[b]	3,907,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Energy - 5.7% (continued)
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%	7.37	3/11/2026	4,815,000	[b]	4,857,131
				54,554,439
Environmental Control - 1.6%
EnergySolutions, Term Loan, 3 Month LIBOR +3.75%	6.35	5/9/2025	4,977,014	[b]	4,721,942
Filtration Group, 2018 Term Loan, 1 Month LIBOR +2.50%	5.44	3/29/2025	3,826,933	[b]	3,823,756
GFL Environmental, 2018 Incremental Term Loan, 1 Month LIBOR +3.00%	5.44	5/30/2025	6,956,882	[b]	6,822,092
				15,367,790
Food Products - .8%
Albertson's, First Lien Initial Term B-7 Loan, 1 Month LIBOR +3.00%	5.44	11/17/2025	4,982,500	[b]	4,956,043
UTZ Quality Foods, Tranche B-3 Term Loan, 1 Month LIBOR +3.75%	5.94	11/21/2024	2,962,500	[b]	2,958,797
				7,914,840
Forest Products & Other - .0%
Dunn Paper, First Lien Term Loan, 1 Month LIBOR +4.75%	7.22	8/26/2022	372,544	[b]	370,448
Health Care - 10.4%
Agiliti Health, First Lien Delayed Draw Term B Loan, 1 Month LIBOR +3.00%	5.56	1/4/2026	5,923,089	[b]	5,915,685
Air Medical Group Holdings, 2018 Initial Term Loan, 1 Month LIBOR +3.50%	5.69	4/28/2022	6,608,120	[b]	6,474,570
Air Methods, Term Loan, 3 Month LIBOR +3.50%	6.10	4/21/2024	5,479,435	[b]	4,798,615
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.69	8/30/2024	6,549,594	[b]	6,402,228
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.98	9/26/2024	3,743,000	[b]	3,599,512
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	10.19	9/26/2025	1,600,000	[b]	1,419,328

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Health Care - 10.4% (continued)
Auris Luxembourg III, Term Loan B2, 1 Month LIBOR +3.75%	6.19	2/27/2026	4,650,000	[b]	4,668,600
Avantor, Initial B1 Dollar Term Loan, 1 Month LIBOR +3.75%	6.19	11/21/2024	1,967,310	[b]	1,970,585
Bausch Health Americas, First Incremental Term Loan, 1 Month LIBOR +2.75%	5.22	11/27/2025	4,521,519	[b]	4,498,278
Bausch Health Americas, Initial Term B Loan, 1 Month LIBOR +3.00%	5.47	6/2/2025	961,039	[b]	959,372
CVS Holdings I, First Lien Term B Loan, 1 Month LIBOR +4.50%	5.19	2/6/2025	1,994,962	[b]	1,965,866
Dentalcorp Perfect Smile, First Lien Delayed Draw Term Loan, 1 Month LIBOR +3.75%	4.58	6/6/2025	907,034	[b,d]	898,340
Dentalcorp Perfect Smile, Term Loan, 1 Month LIBOR +3.75%	6.19	6/6/2025	3,614,944	[b]	3,580,294
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	6.19	10/10/2025	9,846,823	[b]	8,993,448
Femur Buyer, First Lien Term Loan, 3 Month LIBOR +4.50%	7.10	3/5/2026	1,402,313	[b]	1,413,707
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%	7.60	6/15/2021	4,980,267	[b]	4,967,816
Jaguar Holding Company II, 2018 Term Loan, 1 Month LIBOR +2.50%	4.94	8/18/2022	2,244,171	[b]	2,222,952
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	5.35	6/7/2023	1,157,295	[b]	1,133,669
NVA Holdings, First Lien Term Loan, 1 Month LIBOR +2.75%	5.19	2/2/2025	3,032,256	[b]	2,942,547
Ortho Clinical Diagnostics, Refinancing Term Loan, 3 Month LIBOR +3.25%	5.70	6/30/2025	6,144,600	[b]	5,950,031
Petvet Care Centers, 2018 Refinancing Term B Loan, 1-3 Month LIBOR +3.50%	8.68	2/13/2026	1,488,652	[b]	1,455,158
Petvet Care Centers, First Lien Delayed Draw Term Loan, 1 Month LIBOR +1.88%	5.18	2/14/2025	3,050,350	[b]	2,953,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Health Care - 10.4% (continued)
Petvet Care Centers, Second Lien Term Loan, 1 Month LIBOR +6.25%	5.24	2/14/2025	902,130	[b,d]	873,564
Sebia, Facility B-2 Term Loan, 3 Month LIBOR +3.50%	6.10	12/13/2024	2,075,000	[b]	2,054,250
Sound Inpatient Physicians, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.19	6/27/2025	448,598	[b]	448,739
Sound Inpatient Physicians, Second Lien Initial Loan, 1 Month LIBOR +6.75%	9.19	6/26/2026	1,119,297	[b]	1,118,251
Surgery Center Holdings, Term B Loan, 1 Month LIBOR +3.25%	5.69	9/2/2024	7,186,135	[b]	7,064,869
US Anesthesia Partners, Term Loan, 1 Month LIBOR +3.00%	5.44	6/24/2024	4,867,145	[b]	4,861,061
Wink Holdco, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	5.44	12/2/2024	4,731,039	[b]	4,637,909
				100,243,005
Industrials - 5.1%
AI Alpine US Bidco, Facility B Term Loan, 1 Month LIBOR +3.25%	5.74	10/31/2025	5,605,768	[b]	5,535,696
Brand Energy & Infrastructure Services, Initial Term Loan, 3 Month LIBOR +4.25%	6.83	6/21/2024	5,707,479	[b]	5,552,293
DG Investment Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.44	2/3/2025	111,655	[b]	109,143
Dynasty Acquisition I, First Lien Term Loan, 3 Month LIBOR +4.00%	6.60	4/6/2026	2,466,464	[b]	2,476,292
Engineered Machinery Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	5.85	7/19/2024	2,745,275	[b]	2,686,938
Loparex International, Term Loan, 3 Month LIBOR +3.75%	6.69	4/11/2025	1,283,564	[b]	1,283,564
NCI Building Systems, Initial Dollar Term Loan, 1 Month LIBOR +3.00%	6.35	4/12/2025	5,954,507	[b]	5,882,547
North American Lifting Holdings, First Lien Term Loan, 3 Month LIBOR +4.50%	7.10	11/27/2020	2,828,281	[b]	2,672,726

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Industrials - 5.1% (continued)
Standard Aero, First Lien Term Loan, 3 Month LIBOR +4.00%	6.60	4/6/2026	1,326,055	[b]	1,331,340
Titan Acquisition, Additional Facility Term Loan, 3 Month LIBOR +4.00%	5.44	3/28/2025	6,040,194	[b]	5,815,590
Travelport Finance Luxem, First Lien Term Loan, 3 Month LIBOR +4.75%	5.00	3/18/2026	5,608,163	[b]	5,374,471
USIC Holdings, Term B Loan, 1 Month LIBOR +3.25%	5.44	12/8/2023	3,048,727	[b]	3,012,539
Vac Germany Holding, Term Loan, 1-3 Month LIBOR +3.25%	6.60	3/8/2025	3,069,000	[b]	3,069,000
Verra Mobility, Term Loan, 3 Month LIBOR +4.00%	6.19	2/28/2025	4,312,672	[b]	4,320,780
				49,122,919
Information Technology - 7.6%
Boxer Parent Co., Term Loan, 3 Month LIBOR +4.25%	6.85	10/2/2025	3,885,488	[b]	3,824,291
Capri Acquisitions BidCo, Initial Dollar Term Loan, 3 Month LIBOR +3.25%	5.83	11/1/2024	4,584,968	[b]	4,513,328
Compuware, Senior Secured Term Loan, 1 Month LIBOR +3.50%	5.94	8/25/2025	1,766,549	[b]	1,775,382
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.44	10/31/2024	6,408,620	[b]	6,406,634
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%	7.43	2/6/2026	5,503,322	[b]	5,501,616
Dynatrace, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.25%	5.69	8/22/2025	1,323,800	[b]	1,324,462
Finastra USA, Term B Loan, 3 Month LIBOR + 3.50%	6.10	6/13/2024	4,843,551	[b]	4,753,025
Greeneden US Holdings II, Replacement B-6 Term Loan, 1 Month LIBOR +3.00%	5.69	12/1/2023	8,209,635	[b]	8,141,906
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.25%	5.69	7/1/2024	6,095,904	[b]	6,103,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Information Technology - 7.6% (continued)
Hyland Software, Second Lien Term Loan, 1 Month LIBOR +7.00%	9.44	7/7/2025	1,375,000	[b]	1,385,312
Marcel Bidco, Term Loan B1, 3 Month LIBOR +3.25%	5.89	3/16/2026	2,869,977	[b]	2,850,261
Mitchell International, Term B Loan, 3 Month LIBOR +4.75%	5.69	11/29/2024	4,207,129	[b]	4,025,171
Press Ganey Holdings, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.19	10/23/2023	4,456,953	[b]	4,434,668
Quest Software US Holdings, First Lien Term Loan, 3 Month LIBOR +4.25%	6.83	5/16/2025	7,089,036	[b]	6,978,270
RP Crown Parent, Term Loan, 1 Month LIBOR +2.75%	5.19	10/12/2023	2,835,778	[b]	2,821,599
Scs Holdings I, Term Loan, 3 Month LIBOR +4.25%	6.57	5/22/2026	4,820,943	[b]	4,826,969
Ultimate Software Group, First Lien Term Loan, 3 Month LIBOR +3.75%	6.27	5/4/2026	3,503,641	[b]	3,510,753
				73,177,171
Insurance - 5.1%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +3.00%	5.43	5/9/2025	4,522,999	[b]	4,416,709
AssuredPartners, 2017 September Refinancing Term Loan, 1 Month LIBOR +3.50%	5.94	10/22/2024	6,586,130	[b]	6,526,426
Asurion, 2018 Term Loan, 1 Month LIBOR +3.25%	5.44	11/3/2023	1,000,372	[b]	998,136
Asurion, First Lien Initial Term B-7 Loan, 1 Month LIBOR +3.00%	5.44	11/3/2024	1,743,103	[b]	1,737,813
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.94	8/4/2025	8,722,453	[b]	8,882,379
HUB International, Term Loan, 2-3 Month LIBOR +2.75%	5.34	4/25/2025	4,513,413	[b]	4,405,429
Mayfield Agency Borrower, Second Lien Term B Loan, 1 Month LIBOR +8.50%	6.94	2/28/2025	5,838,632	[b]	5,663,473

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Insurance - 5.1% (continued)
Mayfield Agency Borrower, Term Loan, 1 Month LIBOR +3.00%		10.94	3/2/2026	1,891,367	[b]	1,867,725
Sedgwick Claims Management Services, First Lien Initial Term B Loan, 1 Month LIBOR +3.25%		5.69	12/31/2025	5,637,312	[b]	5,565,661
USI, Term B Loan, 3 Month LIBOR +3.00%		5.60	5/16/2024	5,225,769	[b]	5,088,593
York Risk Services Holding, Initial Term Loan, 1 Month LIBOR +3.75%		6.19	10/1/2021	4,228,579	[b]	3,990,722
					49,143,066
Internet Software & Services - 3.4%
Everi Payments, New Term Loan B, 1 Month LIBOR +3.00%		5.44	5/9/2024	7,395,016	[b]	7,395,016
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%		6.65	11/21/2024	3,495,199	[b]	3,417,169
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,662,461	[b]	1,818,718
Rodan & Fields, Closing Date Term Loan, 1 Month LIBOR +4.00%		6.44	6/16/2025	5,351,803	[b]	4,779,856
Trader, First Lien Term Loan, 1 Month LIBOR +3.50%		5.43	9/28/2023	5,429,841	[b]	5,426,475
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		6.20	10/10/2025	5,475,163	[b]	5,421,780
Web.com Group, Second Lien Term Loan, 1 Month LIBOR +7.75%		10.20	10/9/2026	675,516	[b]	665,384
Weddingwire, Sr. Scd. Term Loan B, 1 Month LIBOR +4.50%		6.94	12/19/2025	3,803,800	[b]	3,803,800
					32,728,198
Materials - 5.5%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		7.02	7/31/2025	4,892,336	[b]	4,907,624
Berlin Packaging, First Lien Initial Term Loan, 1-3 Month LIBOR +3.00%		5.52	11/7/2025	4,931,948	[b]	4,806,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Materials - 5.5% (continued)
Berry Plastics Group, First Lien Term Loan, 3 Month LIBOR +3.75%	2.50	5/17/2026	3,456,014	[b]	3,443,072
BWAY, Term Loan, 3 Month LIBOR +3.25%	5.85	4/3/2024	2,886,830	[b]	2,819,870
Charter Nex US, Term Loan, 1 Month LIBOR +3.50%	5.94	5/16/2024	5,531,978	[b]	5,529,212
Circor International, 2017-2 Refinancing Term Loan, 1 Month LIBOR +3.25%	5.95	12/11/2024	4,544,232	[b]	4,527,191
Flex Acquisition Co., Term Loan, 3 Month LIBOR +3.25%	5.88	6/30/2025	3,825,686	[b]	3,688,918
Form Technologies, First Lien B1 Term Loan, 3 Month LIBOR +3.25%	5.85	1/28/2022	4,998,583	[b]	4,892,363
Murray Energy, Superpriority Term B-2 Loan, 3 Month LIBOR +7.25%	9.77	10/17/2022	4,166,880	[b]	3,239,749
Reynolds Group Holdings, Incremental Term Loan, 1 Month LIBOR +2.75%	5.19	2/6/2023	2,992,347	[b]	2,971,221
TecoStar Holdings, Term Loan, 1 Month LIBOR +3.00%	5.95	5/1/2024	6,314,944	[b]	6,299,156
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%	6.35	11/30/2023	5,829,898	[b]	5,820,191
				52,944,898
Media - 4.7%
Altice France, Incremental Term B Loan-13, 1 Month LIBOR +4.00%	6.44	8/14/2026	8,372,090	[b]	8,169,778
CSC Holdings, Incremental Term Loan, 3 Month LIBOR +3.00%	5.44	4/15/2027	5,934,895	[b]	5,937,863
Ew Scripps Co., First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.24	5/1/2026	2,126,816	[b]	2,125,827
NEP Group, First Lien Initial Term B Loan, 1 Month LIBOR +3.25%	5.69	10/20/2025	4,445,492	[b]	4,445,492
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	9.44	10/19/2026	1,158,101	[b]	1,147,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Media - 4.7% (continued)
Radiate Holdco, Term Loan, 1 Month LIBOR +3.00%	5.44	2/1/2024	7,859,493	[b]	7,757,162
Townsquare Media, Term B Loan, 1 Month LIBOR +3.00%	5.44	4/1/2022	3,791,591	[b]	3,798,700
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%	5.19	3/15/2024	6,337,680	[b]	6,024,314
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%	5.68	8/18/2023	6,248,586	[b]	6,105,400
				45,512,144
Metals & Mining - .7%
Big River Steel, Closing Date Term Loan, 3 Month LIBOR +5.00%	7.60	8/23/2023	3,362,297	[b]	3,383,312
Covia Holdings, Term Loan, 3 Month LIBOR +3.88%	6.35	6/2/2025	3,935,224	[b]	3,386,772
				6,770,084
Real Estate - 1.2%
Brookfield Retail Holdings, Term B Loan, 1 Month LIBOR +2.50%	4.94	8/27/2025	7,240,351	[b]	7,060,356
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR +3.25%	5.69	8/21/2025	4,676,500	[b]	4,672,104
				11,732,460
Retailing - 3.0%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%	7.44	9/25/2024	6,533,739	[b]	6,370,395
Comfort Holding, Term Loan, 1 Month LIBOR +4.75%	7.19	2/5/2024	2,695,000	[b]	2,691,065
EG America, Term B Loan, 1 Month LIBOR +4.25%	6.60	2/7/2025	1,744,214	[b]	1,717,318
Foundation Building Materials Holding, Term Loan, 1 Month LIBOR +3.00%	5.44	8/13/2025	3,938,813	[b]	3,899,424
Leslie's Poolmart, Term B-3 Loan, 1 Month LIBOR +4.00%	5.98	8/16/2023	4,042,080	[b]	3,934,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Retailing - 3.0% (continued)
Serta Simmons Bedding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.44	11/8/2023	2,380,911	[b]	1,684,006
SRS Distribution, Term Loan, 1 Month LIBOR +3.25%	5.69	5/23/2025	3,900,525	[b]	3,764,007
Staples, Term Loan, 1 Month LIBOR +4.00%	5.00	4/16/2026	940,834	[b]	911,729
Tacala Investment, First Lien Term Loan, 1 Month LIBOR +3.00%	5.69	1/31/2025	2,408,526	[b]	2,395,580
Talbots, First Lien Term Loan, 1 Month LIBOR +7.00%	9.44	11/28/2022	1,955,000	[b]	1,930,562
				29,298,626
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering Co., Initial Term Loan, 1 Month LIBOR +5.00%	7.44	4/30/2026	3,373,371	[b]	3,369,154
Technology Hardware & Equipment - 2.5%
Harland Clarke Holdings, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	7.35	11/3/2023	3,467,554	[b]	2,914,479
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%	6.18	9/30/2024	5,757,488	[b]	5,762,267
McAfee, Term B USD Loan, 1 Month LIBOR +8.50%	10.86	9/29/2025	1,825,000	[b]	1,855,231
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.94	10/31/2025	4,162,407	[b]	4,141,595
Tempo Acquisition, Term Loan, 1 Month LIBOR +3.00%	5.44	5/1/2024	5,194,504	[b]	5,178,817
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	6.52	8/20/2025	4,239,348	[b]	4,192,101
				24,044,490
Telecommunication Services - 4.4%
CenturyLink, Initial Term A Loan, 1 Month LIBOR +2.75%	5.19	11/1/2022	2,111,417	[b]	2,109,654
CenturyLink, Initial Term B Loan, 1 Month LIBOR +2.75%	5.19	1/31/2025	3,982,399	[b]	3,879,952

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.6% (continued)
Telecommunication Services - 4.4% (continued)
CommScope, First Lien Term Loan B2, 3 Month LIBOR +3.25%	3.25	4/4/2026	4,105,043	[b]	4,096,320
Consolidated Communications, Initial Term Loan, 1 Month LIBOR +3.00%	5.44	10/5/2023	1,853,321	[b]	1,815,958
Cyxtera Dc Holdings, Second Lien Initial Term Loan, 1 Month LIBOR +3.00%	5.60	5/1/2024	3,900,000	[b]	3,708,237
Intelsat Jackson Holdings, 2017 First Lien Term Loan, 1 Month LIBOR +3.50%	6.18	11/27/2023	2,230,000	[b]	2,203,519
Intelsat Jackson Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	6.93	1/2/2024	3,619,048	[b]	3,631,714
MTN Infrastructure TopCo , Term Loan, 1 Month LIBOR +3.00%	5.44	11/15/2024	3,535,997	[b]	3,516,107
Sprint Communications, Term Loan B, 1 Month LIBOR +3.00%	5.50	2/2/2024	6,671,613	[b]	6,613,236
Sprint Communications, Term Loan B, 3 Month LIBOR +3.00%	5.00	2/2/2024	3,040,000	[b]	2,979,215
West, Term Loan B, 1-3 Month LIBOR +4.00%	6.48	10/10/2024	8,035,046	[b]	7,517,790
				42,071,702
Utilities - 2.4%
Eastern Power, Term Loan, 1 Month LIBOR +3.75%	6.19	10/2/2023	7,646,856	[b]	7,651,673
EFS Cogen Holdings I, Term Loan, 3 Month LIBOR +4.75%	5.86	6/28/2023	5,070,687	[b]	5,037,094
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	6.19	6/3/2024	6,961,994	[b]	6,483,357
Pike, Term Loan, 1 Month LIBOR +3.00%	5.94	3/23/2025	3,484,367	[b]	3,497,155
				22,669,279
Total Floating Rate Loan Interests (cost $857,676,116)			843,260,619
			Shares
Exchange-Traded Funds - 1.4%
Registered Investment Companies - 1.4%
GSO Senior Loan ETF			133,100		6,143,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Exchange-Traded Funds - 1.4% (continued)
Registered Investment Companies - 1.4% (continued)
Invesco Senior Loan ETF		306,600	6,941,424
Total Exchange-Traded Funds (cost $13,197,030)		13,085,320
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $47,177,974)	2.40	47,177,974	[e] 47,177,974
Total Investments (cost $980,494,177)		100.1%	962,804,763
Liabilities, Less Cash and Receivables		(0.1%)	(567,863)
Net Assets		100.0%	962,236,900

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $53,335,540 or 5.54% of net assets.

d Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations	−	44,159,759	−	44,159,759
Corporate Bonds†	−	15,121,091	−	15,121,091
Exchange-Traded Funds	13,085,320	−	−	13,085,320
Floating Rate Loan Interests†	−	843,260,619	−	843,260,619
Investment Companies	47,177,974	−	−	47,177,974
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	135,784	−	135,784

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Floating Rate Income Fund

May 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup
United States Dollar	28,597,882	Euro	25,440,000	6/17/19	135,784
Gross Unrealized Appreciation					135,784

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2019, accumulated net unrealized depreciation on investments was $17,689,414, consisting of $1,599,305 gross unrealized appreciation and $19,288,719 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.